Scudder Kemper Investments, Inc.
                                                Two International Place
                                                Boston, MA  02110
                                                May 3, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE: Scudder Variable Life Investment Fund (the "Trust"), on behalf of: Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio, Large Company Growth Portfolio, 21st Century Growth Portfolio, Global Discovery Portfolio, and International Portfolio (the "Portfolios") (Reg. No. 2-96461, 811-4257) Post Effective Amendment No. 29 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 28, 2000.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.

                                       Very truly yours,



                                   By: /s/John Millette
                                       ----------------------------
                                       John Millette
                                       Secretary
                                       Scudder Variable Life Investment Fund